THE GROWTH FUND OF AMERICA,INC.
                      One Market, Steuart Tower, Suite 1800
                       San Francisco, California 94105-1409
                            Telephone  (415) 421-9360

                                             November 2, 2001

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

 Re: The Growth Fund of America, Inc.
     File Nos.  811-862
                2-14728

Ladies/Gentlemen:

 Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 10/29/01 of Registrant's Post-Effective Amendment No. 73 under the Securities Act of 1933 and Amendment No. 32 under the Investment Company Act of 1940.

                                             Sincerely,
                                             /s/ Patrick F. Quan
                                             Patrick F. Quan
                                             Secretary


cc:   Mr. Bric Barrientos
     (Division of Investment Management)